Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended	8 Months Ended	164 Months Ended
	Sep. 30, 2011 Successor	Sep. 30, 2010 Successor	Dec. 31, 2009 Successor	Sep. 30, 2011 Successor	Sep. 30, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Sep. 30, 2011 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor
Revenue
Product sales	$ 159,400	$ 243,677	$ 329,941	$ 621,310	$ 716,809	$ 936,369	$ 1,266,310	$ 1,887,620	$ 538,620	$ 4,818,994
License fees				0	0			0		260,000
Total revenue	159,400	243,677	329,941	621,310	716,809	936,369	1,266,310	1,887,620	538,620	5,078,994
Cost of sales	96,631	118,916	182,048	320,242	395,351	502,648	684,696	1,004,938	424,139	2,279,335
Gross profit	62,769	124,761	147,893	301,068	321,458	433,721	581,614	882,682	114,481	2,799,659
Selling, general and administrative expenses	3,920,986	1,583,418	2,708,356	9,540,713	5,424,661	6,515,581	9,223,937	18,764,650	3,427,374	84,805,520
Research and development expenses	1,892,859	1,387,466	1,823,196	5,111,053	4,053,817	5,486,319	7,309,515	12,420,568	2,107,718	56,269,869
Operating loss	(5,751,076)	(2,846,123)	(4,383,659)	(14,350,698)	(9,157,020)	(11,568,179)	(15,951,838)	(30,302,536)	(5,420,611)	(138,275,730)
Other income/(expense)
Interest income			1	0	0		1	1	248	6,989,539
Reorganization items, net			(72,477)	0	3,303	3,303	(69,174)	(69,174)	73,538,984	73,538,984
Other income				0	0	244,479	244,479	244,479	(6,243)	316,338
Warrant income	10,621,558	1,265,571	(319,084)	814,676	1,560,757	(465,232)	(784,316)	30,360		0
Derivative revaluation expense	2,316,428	0		(5,865,710)	0			(5,865,710)		0
Interest expense	(264,998)	(211,919)	(247,174)	(822,067)	(612,917)	(1,045,199)	(1,292,373)	(2,114,440)	(2,232,138)	(18,790,218)
Loss from continuing operations before income taxes			(5,022,393)	(20,223,799)	(8,205,877)	(12,830,828)	(17,853,221)	(38,077,020)	65,880,240	(76,221,087)
Income tax benefit				0	0			0		190,754
Loss from continuing operations	6,921,912	(1,792,471)	(5,022,393)	(20,223,799)	(8,205,877)	(12,830,828)	(17,853,221)	(38,077,020)	65,880,240	(76,030,333)
Loss from discontinued operations	(10,864)	(8,575)	(12,113)	(29,063)	(38,121)	(48,805)	(60,918)	(89,981)	46,923	(41,091,311)
Net income/(loss)	6,911,048	(1,801,046)	(5,034,506)	(20,252,862)	(8,243,998)	(12,879,633)	(17,914,139)	(38,167,001)	65,927,163	(117,121,644)
Deemed dividend associated with beneficial conversion				0	0			0		(11,423,824)
Preferred stock dividends				0	0			0		(1,589,861)
Net (income)/loss attributable to noncontrolling interest	5,809	(20,859)	(15,493)	(40,743)	(37,247)	(51,898)	(67,391)	(108,134)	(205,632)	1,799,523
Net income/(loss) attributable to Fibrocell Science, Inc. common shareholders	$ 6,916,857	$ (1,821,905)	$ (5,049,999)	$ (20,293,605)	$ (8,281,245)	$ (12,931,531)	$ (17,981,530)	$ (38,275,135)	$ 65,721,531	$ (128,335,806)
Per share information:
Net income/(loss) from continuing operations - Basic	$ 0.10	$ (0.09)
Net income/(loss) from continuing operations - Diluted	$ 0.08	$ (0.09)
Loss from continuing operations-basic and diluted			$ (0.35)	$ (0.40)	$ (0.45)	$ (0.68)	$ (1.01)	$ (1.37)	$ 1.72	$ (4.30)
Net income/(loss) attributable to common shareholders per common share-Basic	$ 0.10	$ (0.09)
Net income/(loss) attributable to common shareholders per common share-Diluted	$ 0.08	$ (0.09)
Loss from discontinued operations-basic and diluted				$ 0.00	$ 0.00			$ 0.00		$ (2.32)
Income (loss) attributable to noncontrolling interest								$ 0.00		$ 0.10
Deemed dividend associated with beneficial conversion of preferred stock				$ 0.00	$ 0.00			$ 0.00		$ (0.65)
Preferred stock dividends				$ 0.00	$ 0.00			$ 0.00		$ (0.09)
Net loss attributable to common shareholders per common share - basic and diluted			$ (0.35)	$ (0.40)	$ (0.45)	$ (0.68)	$ (1.01)	$ (1.37)	$ 1.72	$ (7.26)
Weighted average number of basic common shares outstanding	69,863,597	19,557,842
Weighted average number of diluted common shares outstanding	89,671,791	19,557,842
Weighted average number of basic and diluted common shares outstanding			14,380,381	51,219,473	18,291,301	18,757,756	17,681,500	27,767,571	38,230,886	17,678,219